Investment in Unconsolidated Subsidiary	12 Months Ended
Dec. 31, 2018
Investment in Unconsolidated Subsidiary [Abstract]
Investment in Unconsolidated Subsidiary

12.  Investment in Unconsolidated Subsidiary

The Company no longer has an investment in an unconsolidated subsidiary following its acquisition of the remainder of the outstanding common stock of Liverpool on April 30, 2018. Prior to the acquisition, the Company owned 39.16% of the outstanding common stock of Liverpool. The investment was accounted for under the equity method of accounting and was carried at $4,812,000 as of December 31, 2017. The Company increased its investment in LCB for its share of earnings and decreased its investment by any dividends received from LCB. The investment was evaluated quarterly for impairment. A loss in value of the investment which is determined to be other than a temporary decline would have been recognized as a loss in the period in which such determination was made. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of LCB to sustain an earnings capacity that would justify the current carrying value of the investment. There was no impairment of the investment relating to LCB prior to the acquisition on April 30, 2018. A deferred tax liability of $406,000 related to the previous 39.16% ownership in LCB, was removed as of April 30, 2018, resulting in a corresponding reduction in income tax expense.

The following table illustrates the components of the income/gain from the unconsolidated subsidiary investment recorded for the years ended December 31, 2018, 2017, and 2016.

(Dollars in thousands)

	Years Ended December 31,
Income from unconsolidated subsidiary (excluding merger-	2018	2017	2016
related adjustments)
Dividend income	$36	$61	$55
Equity income	45	106	167
Total income (excluding merger-related adjustments)	81	167	222

Merger-related adjustments for investment in unconsolidated
subsidiary
Adjustment to LCB book value at April 30, 2018	(239)	-	-
Special merger-related dividend	39	-	-
Fair value gain	415	-	-
Total merger-related adjustments	215	-	-
Total income/gain from unconsolidated subsidiary	$296	$167	$222